Note 12 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2022	2021
Current income tax (expense) benefit
Federal	$(2,533)	$-
State & Local	(7,566)	(1,813)
	(10,099)	(1,813)
Deferred income tax (expense) benefit
Federal	723,041	973,918
State & Local	385,342	98,749
	1,108,383	1,072,667
Income tax benefit	$1,098,284	$1,070,854

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2022	2021
Loss before taxes	$(18,852,122)	$(2,202,303)
Income tax benefit at federal statutory rate	$3,957,892	$462,484
State income tax benefit, net of federal benefit	379,365	97,318
Permanent Differences	(1,313,947)	(111,237)
Net Operating Loss ("NOL") expirations	(12,431)	-
Other	163,945	19,485
Federal valuation allowance	(2,076,540)	602,804
Income tax benefit	$1,098,284	$1,070,854

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2022	2021
Deferred tax assets
Net operating losses	$2,649,902	$547,035
Stock-based compensation	743,915	428,072
Accrued commissions	17,836	50,047
Accrued vacations	46,665	41,331
Fixed assets	1,509	-
Other	28,025	-
Deferred tax assets before valuation allowance	3,487,852	1,066,485
Valuation allowance	(2,793,271)	-
Net deferred tax assets	694,581	1,066,485
Deferred tax liabilities
Intangible Assets	(753,702)	(2,185,281)
Fixed Assets	-	(3,434)
Other	-	(45,274)
Deferred tax liabilities	(753,702)	(2,233,989)
Net deferred tax liabilities	$(59,121)	$(1,167,504)